Long-term Debt and Capital Structure - Additional Information (Detail) $ in Millions		12 Months Ended
	Oct. 15, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Oct. 23, 2019 CAD ($)	Sep. 19, 2019 USD ($)	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		5.10%		5.10%			5.10%
Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Target Net Debt to Adjusted EBITDA Ratio		200.00%	200.00%
Debt to capitalization ratio		65.00%		65.00%
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Payment to repurchase unsecured notes			$ 1,214,000,000
Unsecured notes principal				$ 1,276,000,000
Gain on repurchase recorded in finance cost		$ 63
Long-term Borrowings [Member] | 5.70 % Due October 15, 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured notes amount paid at maturity	$ 500,000,000
Base Shelf Prospectus [Member] | Top of Range [Member]
Disclosure of detailed information about borrowings [line items]
Authorized capacity under base shelf prospectus				$ 5,000,000,000		$ 5,000,000,000
Revolving Term Debt [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 23, 2019, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2021 to November 30, 2022 and the maturity date of the $3.3 billion tranche from November 30, 2022 to November 30, 2023.	Cenovus has in place a committed credit facility that consists of a $1.2 billion tranche and a $3.3 billion tranche. On October 23, 2019, the Company extended the maturity date of the $1.2 billion tranche from November 30, 2021 to November 30, 2022 and the maturity date of the $3.3 billion tranche from November 30, 2022 to November 30, 2023.
Revolving Term Debt [Member] | Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		November 30, 2022	November 30, 2022
Committed credit facility capacity		$ 1,200			$ 1,200
Revolving Term Debt [Member] | Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date		November 30, 2023	November 30, 2023
Committed credit facility capacity		$ 3,300			$ 3,300